Milliman - Capital Group Hedged U.S. Growth Fund
Schedule of Investments
September 30, 2023 (Unaudited)
1
Shares Value
COMMON STOCKS - 97.82%
Communication Services - 10.62%
Alphabet, Inc. - Class C (a) ........................................................................................... 958 $ 126,312
Meta Platforms, Inc. - Class A (a) .................................................................................. 224 67,247
Netflix, Inc. (a) ........................................................................................................... 301 113,658
Take-Two Interactive Software, Inc. (a) ........................................................................... 132 18,531
325,748
Consumer Discretionary - 16.62%
Airbnb, Inc. (a) ........................................................................................................... 225 30,872
Amazon.com, Inc. (a) .................................................................................................. 782 99,408
Burlington Stores, Inc. (a) ............................................................................................ 266 35,990
Caesars Entertainment, Inc. (a) .................................................................................... 480 22,248
CarMax, Inc. (a) ......................................................................................................... 209 14,783
Darden Restaurants, Inc. ............................................................................................ 171 24,491
DoorDash, Inc. (a) ...................................................................................................... 310 24,636
DR Horton, Inc. .......................................................................................................... 255 27,405
Hilton Worldwide Holdings, Inc. .................................................................................... 449 67,431
Marriott International, Inc. - Class A .............................................................................. 161 31,646
NIKE, Inc. - Class A ..................................................................................................... 168 16,064
Starbucks Corp. ......................................................................................................... 289 26,377
Tesla, Inc. (a) ............................................................................................................. 87 21,769
TopBuild Corp. (a) ...................................................................................................... 115 28,934
Williams-Sonoma, Inc. ................................................................................................ 126 19,580
YETI Holdings, Inc. (a) ................................................................................................. 374 18,034
509,668
Consumer Staples - 3.14%
Costco Wholesale Corp. .............................................................................................. 41 23,163
Dollar Tree, Inc. (a) ..................................................................................................... 174 18,522
Philip Morris International, Inc. ..................................................................................... 588 54,438
96,123
Energy - 1.56%
EOG Resources, Inc. ................................................................................................... 378 47,915
Financials - 3.42%
First Republic Bank .................................................................................................... 303 22
LPL Financial Holdings, Inc. ......................................................................................... 84 19,963
MSCI, Inc. ................................................................................................................. 85 43,611
S&P Global, Inc. ......................................................................................................... 83 30,329
Toast, Inc. (a) ............................................................................................................ 586 10,976
104,901
Health Care - 21.63%
Abbott Laboratories .................................................................................................... 962 93,170
agilon health, Inc. (a) .................................................................................................. 490 8,702
Alnylam Pharmaceuticals, Inc. (a) ................................................................................. 209 37,014
BioMarin Pharmaceutical, Inc. (a) ................................................................................. 347 30,703
Dexcom, Inc. (a) ......................................................................................................... 180 16,794
Edwards Lifesciences Corp. (a) ..................................................................................... 262 18,151
Eli Lilly & Co. ............................................................................................................. 111 59,621
Insulet Corp. (a) ......................................................................................................... 144 22,967
IQVIA Holdings, Inc. (a) ................................................................................................ 124 24,397
Penumbra, Inc. (a) ..................................................................................................... 100 24,191
Revvity, Inc. ............................................................................................................... 330 36,531
Seagen, Inc. (a) ......................................................................................................... 123 26,094
Stryker Corp. ............................................................................................................. 205 56,020
Thermo Fisher Scientific, Inc. ....................................................................................... 125 63,271
UnitedHealth Group, Inc. ............................................................................................. 205 103,360
Zoetis, Inc. ................................................................................................................ 243 42,277

Milliman - Capital Group Hedged U.S. Growth Fund
Schedule of Investments (Continued)
September 30, 2023 (Unaudited)
2
Shares Value
$ 663,263
Industrials - 13.55%
AMETEK, Inc. ............................................................................................................. 163 24,085
Carrier Global Corp. .................................................................................................... 707 39,026
Ceridian HCM Holding, Inc. (a) ...................................................................................... 449 30,465
Copart, Inc. (a) .......................................................................................................... 1,250 53,863
Old Dominion Freight Line, Inc. ..................................................................................... 169 69,144
RTX Corp. ................................................................................................................. 814 58,584
TransDigm Group, Inc. (a) ............................................................................................ 128 107,920
Woodward, Inc. .......................................................................................................... 260 32,308
415,395
Information Technology - 25.01% (b)
Adobe, Inc. (a) ........................................................................................................... 44 22,436
Apple, Inc. ................................................................................................................ 275 47,083
Applied Materials, Inc. ................................................................................................ 269 37,243
Autodesk, Inc. (a) ....................................................................................................... 126 26,071
Broadcom, Inc. .......................................................................................................... 134 111,298
EPAM Systems, Inc. (a) ............................................................................................... 83 21,222
Marvell Technology, Inc. .............................................................................................. 641 34,697
Micron Technology, Inc. ............................................................................................... 844 57,417
Microsoft Corp. .......................................................................................................... 602 190,081
NVIDIA Corp. ............................................................................................................. 91 39,584
Palo Alto Networks, Inc. (a) .......................................................................................... 190 44,544
Salesforce, Inc. (a) ..................................................................................................... 271 54,953
ServiceNow, Inc. (a) .................................................................................................... 89 49,747
Snowflake, Inc. (a) ...................................................................................................... 197 30,096
766,472
Materials - 1.28%
Albemarle Corp. ......................................................................................................... 45 7,652
Linde PLC ................................................................................................................. 85 31,650
39,302
Real Estate - 0.99%
Equinix, Inc. .............................................................................................................. 42 30,503
TOTAL COMMON STOCKS (Cost $2,906,379) .................................................................. 2,999,290
Contracts
Notional
Amount
PURCHASED OPTIONS - 1.85% (c)
OVER-THE-COUNTER PUT OPTIONS - 1.85%
Milliman - Capital Group Growth Basket, Counterparty: Bank of America, Expires
11/10/2023, Strike Price $9,500.00 (d) .................................................................... 318 $ 3,028,296 56,661
TOTAL PURCHASED OPTIONS (Cost $45,474) .................................................................. 56,661
Total Investments (Cost $2,951,853 ) - 99.67% ............................................................. 3,055,951
Assets in Excess of Other Liabilities - 0.33% ................................................................. 9,965
TOTAL NET ASSETS -  100.00% .................................................................................... $ 3,065,916
Percentages are stated as a percent of net assets.
(a) Non-income producing security.
(b) Amount represents investments in a particular sector. No industry within this sector represetnted more than 25% of the Fund's total assets at the time of investment.
(c) Purchased option contracts are held in connection with corresponding written option contracts.

Milliman - Capital Group Hedged U.S. Growth Fund
Schedule of Investments (Continued)
September 30, 2023 (Unaudited)
3
Security Name
Number of Shares
Notional Amount
% of Total Notional
Amount
Microsoft Corp.
608
$ 191,914
6.33%
Alphabet, Inc. - Class C
970
127,960
4.23%
Netflix, Inc.
304
114,644
3.79%
Brroadcom, Inc.
135
111,867
3.69%
TransDigm Group, Inc.
129
108,646
3.60%
UnitedHealth Group, Inc.
208
104,669
3.46%
Amazon.com, Inc.
789
100,249
3.31%
Abbott Laboratories
977
94,610
3.13%
Old Dominion Freight Line, Inc.
170
69,616
2.30%
Hilton Worldwide Holdings, Inc.
453
68,047
2.25%
Meta Platforms, Inc. - Class A
226
67,824
2.24%
Thermo Fisher Scientific, Inc.
126
63,745
2.10%
Eli Lilly & Co.
113
60,440
2.00%
RTX Corp.
823
59,211
1.95%
Micron Technology, Inc.
850
57,825
1.91%
Stryker Corp.
208
56,717
1.87%
Salesforce, Inc.
273
55,345
1.83%
Philip Morris Interntional, Inc.
594
55,029
1.82%
Copart, Inc.
1,262
54,378
1.80%
ServiceNow, Inc.
90
50,128
1.66%
EOG Resources, Inc.
381
48,290
1.59%
Apple, Inc.
278
47,626
1.57%
Palo Alto Networks, Inc.
192
44,982
1.49%
MSCI, Inc.
85
43,775
1.45%
Zoetis, Inc.
246
42,717
1.41%
NVIDIA Corp.
92
40,160
1.33%
Carrier Global Corp.
713
39,371
1.30%
Alnylam Pharmaceuticals, Inc.
212
37,494
1.24%
Applied Materials, Inc.
271
37,576
1.24%
Revvity, Inc.
333
36,885
1.22%
Burlington Stores, Inc.
267
36,143
1.19%
Marvell Technology, Inc.
647
35,004
1.16%
Woodward, Inc.
261
32,484
1.07%
Linde PLC
86
32,008
1.06%
Marriott International, Inc. - Class A
163
32,003
1.05%
Airbnb, Inc.
228
31,248
1.03%
S&P Global, Inc.
84
30,752
1.02%
Equinix, Inc.
43
31,013
1.02%
BioMarin Pharmaceutical, Inc.
351
31,025
1.02%
Ceridian HCM Holding, Inc.
452
30,651
1.01%
Snowflake, Inc.
199
30,403
1.00%
Topbuild Corp.
115
29,007
0.96%
DR Horton, Inc.
257
27,652
0.91%
Starbucks Corp.
292
26,641
0.88%
Autodesk, Inc.
127
26,298
0.87%
Seagen, Inc.
125
26,414
0.87%
Darden Restaurants, Inc.
173
24,784
0.82%
DoorDash, Inc.
311
24,737
0.82%
IQVIA Holdings, Inc.
124
24,437
0.81%
AMETEK, Inc.
165
24,375
0.80%
Top 50 Holdings
2,678,819
88.48%
Other Securities
349,477
11.52%
Total Underlying Positions
$3,028,296
100.00%
(d) Comprised of a proprietary basket of securities. The underlying components of the basket as of September 30, 2023 are shown below:

Milliman - Capital Group Hedged U.S. Growth Fund
Schedule of Investments (Continued)
September 30, 2023 (Unaudited)
4
SCHEDULE OF OPTIONS WRITTEN
September 30, 2023 (Unaudited)
  Description Expiration Strike Price Contracts
Notional
Amount Value
Over-the-Counter Call Options
Milliman - Capital Group Growth Basket,
Counterparty: Bank of America (a) .............. 11/10/2023 $ 10,520.00 318 $ (3,028,296) $ (407)
Over-the-Counter Put Options
Milliman - Capital Group Growth Basket,
Counterparty: Bank of America (a) .............. 11/10/2023 8,000.00 318 (3,028,296) (1,507)
TOTAL OPTIONS WRITTEN (Premiums Received $45,474) $ (1,914)
(a)
Comprised of a proprietary basket of securities. The underlying components of the basket as of September 30, 2023 are shown in the
Schedule of Investments.

Milliman - Capital Group Hedged U.S. Growth Fund
Schedule of Investments (Concluded)
September 30, 2023 (Unaudited)
5
Fair Valuation Measurement:
The Financial Accounting Standards Board established a framework for measuring fair value in accordance with
U.S. generally accepted accounting principles. Under ASC Topic 820, Fair Value Measurement (“ASC 820”),
various inputs are used in determining the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of
September 30, 2023 :
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
Level 1 Level 2 Level 3 Total
Assets
Common Stocks 2,999,290 – – 2,999,290
Purchased Options – 56,661 – 56,661
Total Assets
$ 2,999,290 $ 56,661 $ – $ 3,055,951
Liabilities
Options Written $ – $ 1,914 $ – $ 1,914
Total Liabilities
$ – $ 1,914 $ – $ 1,914